Income tax benefit/expense - Summary of Income tax benefit (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefit	$ (25,016)	$ (8,906)	$ (12,765)
Tax at the statutory tax rate of 25% (2021 26% & 2020 27.5%)	(6,254)	(2,316)	(3,511)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Research and Development claim			280
Amortisation of intangibles	488	348	298
Employee option plan	419	175	72
Gain/loss on revaluation of contingent consideration	38	707	131
Prior year tax losses not recognised now recouped	(5,309)	(1,086)	(2,730)
Adjustment recognised for prior periods	16
Adjustment to deferred tax balances as a result of change in statutory tax rate	(113)	(186)
Tax losses and timing differences not recognised	5,038	788	2,432
Income tax benefit	(368)	(484)	(298)
Australia [member]
Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised	96,069	70,896	67,430
Potential tax benefit	24,017	17,724	17,531
US [member]
Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised	2,380	2,038	1,570
Potential tax benefit	$ 500	$ 428	$ 330